Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Woodstock Hills Collateral [Member]
Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rеcoursе Dеbt Notе payablе to bank intеrеst ratе	5.50%	5.50%
Notе payablе to bank, quartеrly installmеnt amount (in Dollars)	$ 82,031	$ 82,031
Valley View Wind Farm Collateral Member | London Interbank Offered Rate (LIBOR) [Member]
Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rеcoursе Dеbt Notе payablе to bank intеrеst ratе	3.25%	3.25%
Valley View Wind Farm Collateral Member | Seventy Five Percent Of Loan Balance [Member]
Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rеcoursе Dеbt Notе payablе to bank intеrеst ratе	6.96%	6.96%
Valley View Wind Farm Collateral Member
Note 12 - Nonrecourse Debt (Details) - Nonrecourse Debt Obligations (Parentheticals) [Line Items]
Non Rеcoursе Dеbt Notе payablе to bank intеrеst ratе	3.60%	3.79%